Earnings Per Share - Narrative (Details) - shares			3 Months Ended		6 Months Ended
	May 08, 2023	May 08, 2023	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock issued (in shares)			1,914,894,444		1,914,894,444
Common stock, shares outstanding (in shares)			1,914,894,444		1,914,894,444
Dilutive equity instruments (in shares)			0	0	0	0
Common stock, shares authorized (in shares)	1,716,160,000	1,716,160,000	12,500,000,000		12,500,000,000		12,500,000,000
Kenvue IPO
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares issued in transaction (in shares)		1,716,159,990
IPO
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares issued in transaction (in shares)	198,734,444
Over-Allotment Option
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares issued in transaction (in shares)	25,921,884